Prepaid Expenses and Other Current Assets, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Credit Loss [Abstract]
Balance at the beginning of the period	$ 172	$ 177
Foreign currency translation	2	(10)
Balance at the end of the period	$ 174	$ 167